Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net
Intangible Assets, Net

7. Intangible Assets, Net

			Weighted
			Average
	As of December 31,		Amortization
	2012	2013	Periods
	$	$	In years
Intangible assets not subject to amortization are comprised of the following:
Trademark	759,122	782,607
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	5.95
License agreements with SINA	80,660,000	80,660,000	5.75
Exclusive rights with Baidu	43,955,466	45,315,329	1.25
Customer relationship	11,781,636	12,100,847	5.97
Database license	8,300,000	8,300,000	4.25
Favorable lease term	7,692,972	9,541,891	17.24
Computer software licenses	5,447,113	5,708,188	1.62
Non-compete agreements	3,374,566	3,420,712	0.92
Customer contracts	772,092	1,057,842	5.94
Domain name	96,518	214,611	5.53

	268,870,363	273,109,420	6.13
Less: Accumulated amortization
Advertising agency agreement	(34,026,224)	(44,495,832)
License agreements with SINA	(26,214,500)	(34,280,500)
Exclusive rights with Baidu	(20,632,977)	(34,693,471)
Customer relationship	(4,359,757)	(6,464,705)
Database license	(3,173,531)	(4,150,001)
Favorable lease term	(455,271)	(637,435)
Computer software licenses	(2,804,503)	(3,963,457)
Non-compete agreements	(2,144,778)	(3,097,470)
Customer contracts	(761,504)	(832,950)
Domain name	(15,073)	(44,456)

Intangible assets subject to amortization, net	174,282,245	140,449,143

Total intangible assets, net	175,041,367	141,231,750

In 2011, the Group purchased exclusive rights from Baidu, Inc (‘‘Baidu’’) which allow it to sell Baidu’s real estate related Brand Link product, which is a form of keyword advertising, and to use and operate Baidu’s exclusive real estate-related web channel for $47,612,100 through August 2014. In October 2013, the Group extended these rights with Baidu to March 2015, without paying additional consideration. The payment schedule of the remaining liability for exclusive rights was also deferred through the extension period. The fair value of $43,847,992 was recognized in 2011 and calculated by discounting the future cash payments to be made from 2012 to 2014. The difference between the fair value and the principal amount of $3,764,108 is being amortized using the effective interest method over the term of the exclusive rights and amounted to $891,441, $1,882,804 and $935,177 for the years ended December 31, 2011, 2012 and 2013, respectively.

The Group paid $9,435,994, $14,249,180 and $15,347,915 in connection with the exclusive rights in 2011, 2012 and 2013, respectively.

Amortization expense was $28,864,727, $38,701,651 and $37,009,330 for the years ended December 31, 2011, 2012 and 2013, respectively. The Group expects to record amortization expenses of $31,029,152, $23,841,999, $21,368,169, $21,093,212 and $20,113,766 for the years ending December 31, 2014, 2015, 2016, 2017 and 2018, respectively.